WT MUTUAL FUND (THE "TRUST")

           WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND (THE "FUND")

    Supplement dated October 4, 2011 to the Fund's Summary Prospectus dated
           November 1, 2010, as amended or restated from time to time

THE INFORMATION IN THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT IN THE FUND'S SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

Effective October 4, 2011, the sub-section "Portfolio Managers" of the Summary Prospectus is hereby amended and restated as follows:

PORTFOLIO  MANAGERS

The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

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Name                           Length  Of  Service                  Title
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R.  Samuel  Fraundorf          Portfolio  Manager  of        President  of  WTIM
                               the  Fund since  2004.
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Rex  Macey                     Portfolio  Manager  of        Senior  Vice
                               the  Fund since  2009.        President, Chief
                                                             Investment Officer
                                                             and Director  of
                                                             Investment Research
                                                             of  WTIM
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          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE